Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,955,000.00
Previously Paid Amount	3,176.30
Total Fee Amount	3,346.39
Total Offset Amount	0.00
Net Fee	$ 170.09
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A